Customer Concentration - Schedule of Revenue from External Customers by Country (Details) - USD ($) $ in Thousands	3 Months Ended									12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019	Sep. 30, 2019	Jun. 30, 2019	Mar. 31, 2019	Dec. 31, 2018	Sep. 30, 2018	Jun. 30, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Concentration Risk [Line Items]
Revenues from External Customers	$ 533,000	$ 612,457	$ 386,559	$ 300,073	$ 106,081	$ 0	$ 0	$ 0	$ 0	$ 1,405,170	$ 0	$ 0
Geographic Concentration Risk [Member]
Concentration Risk [Line Items]
Revenues from External Customers										679,070	0	0
Geographic Concentration Risk [Member] | Spain
Concentration Risk [Line Items]
Revenues from External Customers										451,199	0	0
Geographic Concentration Risk [Member] | Indonesia
Concentration Risk [Line Items]
Revenues from External Customers										154,584	0	0
Geographic Concentration Risk [Member] | United States
Concentration Risk [Line Items]
Revenues from External Customers										$ 73,287	$ 0	$ 0